Inventory - Disclosure of inventories (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Classes of current inventories [abstract]
Parts	$ 3,855,668	$ 4,025,826
Work in Progress	14,341,949	5,711,648
Finished Goods	13,813,014	31,871,760
Total	$ 32,010,631	$ 41,609,234